Fees Summary	Feb. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 635,000
Previously Paid Amount	0.00
Total Fee Amount	97.22
Total Offset Amount	0.00
Net Fee	97.22
Narrative - Max Aggregate Offering Price	$ 635,000
Final Prospectus	true